Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (2,805,000)	$ (9,084,000)	$ (17,862,000)	$ (26,469,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	49,000	451,000	566,000	891,000
Gain on change in value of warrants	(4,366,000)	(968,000)
Gain on change in value of preferred stock redemption liability	(43,000)
Loss on disposal of property and equipment		1,530,000
Employee stock purchase plan expense				1,000
(Gain) loss on change in value of warrant liability	(4,409,000)	(968,000)	(970,000)
Loss on shares issued in settlement of warrants				77,000
Loss on disposal of property and equipment	(1,530,000)		1,439,000
Loss on write-down of property and equipment				1,060,000
Abandonment of intangible assets	129,000	69,000	94,000	1,725,000
Depreciation expense	34,000	316,000	387,000	897,000
Amortization of deferred offering costs				644,000
Amortization expense of intangible assets	140,000	135,000	273,000	337,000
Amortization of right-of-use asset	14,000	327,000	330,000	744,000
Net gain on write-off of right-of-use asset and lease liability		(116,000)	(116,000)
Change in operating assets and liabilities:
Accounts receivable		(1,375,000)
Prepaid expenses, other current assets and deferred expenses	(449,000)	45,000	1,030,000	1,113,000
Other assets		182,000	171,000	1,000
Accounts payable and accrued expenses	(1,146,000)	1,142,000	776,000	(2,307,000)
Deferred revenue		(165,000)	(165,000)	165,000
Operating lease liabilities	(13,000)	(1,389,000)	(1,392,000)	(819,000)
Net cash used in operating activities	(8,456,000)	(8,900,000)	(15,439,000)	(21,940,000)
INVESTING ACTIVITIES
Proceeds from disposal of property and equipment		214,000	449,000
Cost of intangible assets	(135,000)	(268,000)	(460,000)	(748,000)
Net cash used in investing activities	(135,000)	(54,000)	(11,000)	(748,000)
FINANCING ACTIVITIES
Net proceeds of issuance of common stock and warrants		28,115,000	28,115,000	15,496,000
Warrant exercises		3,771,000	3,771,000
Proceeds from employee stock purchase plan				7,000
Employee tax withholdings paid on equity awards				(1,000)
Net proceeds of issuance of Series D preferred stock	4,312,000
Redemption of Series D preferred stock	(5,250,000)
Tax shares sold to pay for employee tax withholdings on equity awards				1,000
Net cash (used in) provided by financing activities	(938,000)	31,886,000	31,886,000	15,503,000
Net increase in cash and cash equivalents	(9,529,000)	22,932,000	16,436,000	(7,185,000)
Cash and cash equivalents at beginning of year	41,614,000	25,178,000	25,178,000	32,363,000
Cash and cash equivalents at end of year	32,085,000	48,110,000	41,614,000	25,178,000
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for taxes	50,000		50,000	50,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH AND FINANCING ACTIVITIES
Shares issued in settlement of warrants				77,000
Commitment fee shares issued for equity line				644,000
Cashless exercise of warrants				2,000
Reassessment of the lease term			$ 43,000
Reclassification of preferred stock redemption liability into equity upon redemption of preferred stock	44,000
Accretion of discount and redemption feature of convertible preferred stock	$ 1,025,000